INVESTMENTS (Summary of Available-for-Sale Securities) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Securities, Available-for-sale [Line Items]
Original Cost	$ 158,725
Gross Unrealized Gain	211,623
Gross Unrealized losses	0
Fair Value	370,348
Color Life Service Group [Member] | Equity Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Original Cost	3,376
Gross Unrealized Gain	1,178
Gross Unrealized losses	0
Fair Value	4,554
Hopefluent Group Holdings Limited [Member] | Equity Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Original Cost	33,956
Gross Unrealized Gain	13,773
Gross Unrealized losses	0
Fair Value	47,729
World Union [Member] | Equity Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Original Cost	121,393
Gross Unrealized Gain	196,672
Gross Unrealized losses	0
Fair Value	$ 318,065